Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 99.2%
Equity Funds – 99.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $84,291,873) ...................................................... 152,997 $ 85,969,014
Number of
Contracts Notional Amount
Purchased Options – 3.1%
Calls – Exchange-Traded – 0.3%
S&P 500 Index, April Strike Price $5,800, Expires 4/04/25(c) ............. 140 $ 81,200,000 50,400
S&P 500 Index, April Strike Price $6,000, Expires 4/04/25(c) ............. 18 10,800,000 180
S&P 500 Index, April Strike Price $6,150, Expires 4/11/25(c) ............. 43 26,445,000 752
S&P 500 Index, April Strike Price $6,230, Expires 4/11/25(c) ............. 55 34,265,000 688
S&P 500 Index, April Strike Price $5,800, Expires 4/17/25(c) ............. 78 45,240,000 167,700
219,720
Puts – Exchange-Traded – 2.8%
MicroStrategy, Inc., April Strike Price $190, Expires 4/04/25(c) ............ 91 1,729,000 2,230
MicroStrategy, Inc., April Strike Price $200, Expires 4/04/25(c) ............ 185 3,700,000 7,400
MicroStrategy, Inc., April Strike Price $230, Expires 4/11/25(c) ............ 94 2,162,000 27,871
Nasdaq 100 Index, April Strike Price $17,500, Expires 4/04/25(c) .......... 4 7,000,000 2,200
Nasdaq 100 Index, April Strike Price $18,100, Expires 4/04/25(c) .......... 4 7,240,000 9,640
Nasdaq 100 Index, April Strike Price $18,200, Expires 4/09/25(c) .......... 4 7,280,000 26,320
Nasdaq 100 Index, April Strike Price $17,700, Expires 4/11/25(c) .......... 4 7,080,000 16,720
Russell 2000 Index, April Strike Price $1,840, Expires 4/03/25(c) .......... 49 9,016,000 980
Russell 2000 Index, April Strike Price $1,835, Expires 4/04/25(c) .......... 46 8,441,000 4,370
Russell 2000 Index, April Strike Price $1,885, Expires 4/04/25(c) .......... 46 8,671,000 11,270
S&P 500 Index, April Strike Price $5,325, Expires 4/03/25(c) ............. 528 281,160,000 95,040
S&P 500 Index, April Strike Price $5,400, Expires 4/03/25(c) ............. 262 141,480,000 102,180
S&P 500 Index, April Strike Price $5,150, Expires 4/04/25(c) ............. 20 10,300,000 4,300
S&P 500 Index, April Strike Price $5,250, Expires 4/04/25(c) ............. 20 10,500,000 7,000
S&P 500 Index, April Strike Price $5,300, Expires 4/04/25(c) ............. 194 102,820,000 97,000
S&P 500 Index, April Strike Price $5,250, Expires 4/09/25(c) ............. 16 8,400,000 12,720
S&P 500 Index, April Strike Price $5,175, Expires 4/11/25(c) ............. 18 9,315,000 14,490
S&P 500 Index, April Strike Price $5,100, Expires 4/17/25(c) ............. 412 210,120,000 383,160
S&P 500 Index, May Strike Price $5,125, Expires 5/16/25(c) ............. 348 178,350,000 1,174,500
S&P 500 Index, May Strike Price $5,225, Expires 5/16/25(c) ............. 102 53,295,000 459,000
SPDR Gold Shares, April Strike Price $260, Expires 4/03/25(c) ........... 453 11,778,000 906
SPDR Gold Shares, April Strike Price $256, Expires 4/04/25(c) ........... 376 9,625,600 1,316
SPDR Gold Shares, April Strike Price $260, Expires 4/09/25(c) ........... 514 13,364,000 4,112
2,464,725
Total Purchased Options (Cost $3,127,027) ........................................... 2,684,445
Shares
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(d)
(Cost $47,564) .......................................................... 47,564 47,564

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Total Investments – 102.4%
(Cost $87,466,464) ............................................................ $ 88,701,023
Liabilities in Excess of Other Assets – (2.4)% ......................................... (2,038,515)
Net Assets – 100.0% ............................................................ $ 86,662,508
Number of
Contracts Notional Amount
Written Options – (2.3)%
Puts – Exchange-Traded – (2.3)%
MicroStrategy, Inc., April Strike Price $240, Expires 4/04/25 .............. (91) $ (2,184,000) $ (15,971)
MicroStrategy, Inc., April Strike Price $250, Expires 4/04/25 .............. (185) (4,625,000) (48,100)
MicroStrategy, Inc., April Strike Price $280, Expires 4/11/25 .............. (94) (2,632,000) (135,595)
Nasdaq 100 Index, April Strike Price $18,500, Expires 4/04/25 ............ (4) (7,400,000) (26,240)
Nasdaq 100 Index, April Strike Price $19,150, Expires 4/04/25 ............ (4) (7,660,000) (94,120)
Nasdaq 100 Index, April Strike Price $19,200, Expires 4/09/25 ............ (4) (7,680,000) (125,140)
Nasdaq 100 Index, April Strike Price $18,700, Expires 4/11/25 ............ (4) (7,480,000) (73,580)
Russell 2000 Index, April Strike Price $1,980, Expires 4/03/25 ............ (49) (9,702,000) (45,080)
Russell 2000 Index, April Strike Price $1,935, Expires 4/04/25 ............ (46) (8,901,000) (33,350)
Russell 2000 Index, April Strike Price $1,985, Expires 4/04/25 ............ (46) (9,131,000) (91,770)
S&P 500 Index, April Strike Price $5,275, Expires 4/03/25 ............... (528) (278,520,000) (68,640)
S&P 500 Index, April Strike Price $5,300, Expires 4/03/25 ............... (262) (138,860,000) (39,955)
S&P 500 Index, April Strike Price $5,200, Expires 4/04/25 ............... (194) (100,880,000) (51,410)
S&P 500 Index, April Strike Price $5,375, Expires 4/04/25 ............... (20) (10,750,000) (19,200)
S&P 500 Index, April Strike Price $5,475, Expires 4/04/25 ............... (20) (10,950,000) (47,300)
S&P 500 Index, April Strike Price $5,525, Expires 4/09/25 ............... (16) (8,840,000) (76,720)
S&P 500 Index, April Strike Price $5,425, Expires 4/11/25 ............... (18) (9,765,000) (57,330)
S&P 500 Index, April Strike Price $4,800, Expires 4/17/25 ............... (412) (197,760,000) (177,160)
S&P 500 Index, May Strike Price $4,825, Expires 5/16/25 ............... (348) (167,910,000) (542,880)
S&P 500 Index, May Strike Price $4,940, Expires 5/16/25 ............... (102) (50,388,000) (215,220)
SPDR Gold Shares, April Strike Price $270, Expires 4/03/25 ............. (453) (12,231,000) (1,812)
SPDR Gold Shares, April Strike Price $268, Expires 4/04/25 ............. (376) (10,076,800) (3,196)
SPDR Gold Shares, April Strike Price $269, Expires 4/09/25 ............. (514) (13,826,600) (8,738)
(1,998,507)
Total Written Options (Premiums Received $2,111,390) ................................. $ (1,998,507)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $18,541,014 have been pledged as collateral for options as of March 31, 2025.
(c) Held in connection with Written Options.
(d) Rate shown reflects the 7-day yield as of March 31, 2025.

Simplify US Equity PLUS Downside Convexity ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
3
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 99.2%
Purchased Options ............................................................................ 3.1%
Money Market Funds .......................................................................... 0.1%
Total Investments ............................................................................. 102.4%
Liabilities in Excess of Other Assets ............................................................... (2.4)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.